Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$61,434,050.88	0.1309894	$39,641,504.58	0.0845235	$21,792,546.30
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$313,664,050.88	0.2159879	$291,871,504.58	0.2009816	$21,792,546.30

Weighted Avg. Coupon (WAC)	4.91%		4.94%
Weighted Avg. Remaining Maturity (WARM)	29.62		28.88
Pool Receivables Balance	$347,436,506.77		$325,327,835.52
Remaining Number of Receivables	40,735		38,248

Adjusted Pool Balance	$343,576,077.26		$321,783,530.96

III. COLLECTIONS

Principal:
Principal Collections	$21,324,740.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$548,004.46
Total Principal Collections	$21,872,744.78

Interest:
Interest Collections	$1,484,140.15
Late Fees & Other Charges	$67,509.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,551,649.16

Collection Account Interest	$993.10
Reserve Account Interest	$364.91
Servicer Advances	$-

Total Collections	$23,425,751.95

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

 IV. DISTRIBUTIONS

Total Collections	$23,425,751.95
Reserve Account Release	$-
Total Available for Distribution	$23,425,751.95

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$289,530.42		$289,530.42	$289,530.42
Collection Account Interest					$993.10
Late Fees & Other Charges					$67,509.01
Total due to Servicer					$358,032.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$31,740.93		$31,740.93
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$154,550.43		$154,550.43	$154,550.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$22,811,860.41

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$21,792,546.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,792,546.30
Class A-4 Notes				$-
Class A Notes Total:		$21,792,546.30		$21,792,546.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$21,792,546.30		$21,792,546.30

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,019,314.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,860,429.51
Beginning Period Amount	$3,860,429.51
Current Period Amortization	$316,124.95
Ending Period Required Amount	$3,544,304.56
Ending Period Amount	$3,544,304.56
Next Distribution Date Required Amount	$3,252,135.99

 VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	8.71%	9.30%	9.30%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.94%	37,460	96.98%	$315,496,895.74
30 - 60 Days	1.67%	640	2.44%	$7,925,872.36
61 - 90 Days	0.30%	115	0.45%	$1,468,410.26
91 + Days	0.09%	33	0.13%	$436,657.16
		38,248		$325,327,835.52
Total
Delinquent Receivables 61 + days past due	0.39%	148	0.59%	$1,905,067.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.43%	176	0.69%	$2,382,491.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	181	0.67%	$2,486,114.61
Three-Month Average Delinquency Ratio	0.41%		0.65%

Repossession in Current Period		38		$479,152.24
Repossession Inventory		77		$272,760.70

Charge-Offs
Gross Principal of Charge-Off for Current Period				$783,930.93
Recoveries				$(548,004.46)
Net Charge-offs for Current Period				$235,926.47

Beginning Pool Balance for Current Period				$347,436,506.77

Net Loss Ratio				0.81%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.30%
Three-Month Average Net Loss Ratio for Current Period				0.54%

Cumulative Net Losses for All Periods				$12,170,974.02
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$2,122,633.44
Number of Extensions				159